STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 4, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Strategic Partners Style Specific Funds
1933 Act File No.: 333-82621
1940 Act File No.: 811-09439

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus with respect to Strategic Partners Total Return Bond Fund, Strategic Partners Small Capitalization Value Fund, Strategic Partners Large Capitalization Value Fund, and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 29, 2006.

If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain